May. 01, 2015

FORWARD FUNDS

Supplement dated October 30, 2015

to the

Forward Total MarketPlus Fund Investor Class and Institutional Class Summary Prospectus

(“No-Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class

Prospectus (“No-Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT

STRATEGIES, BENCHMARK INDICES AND PORTFOLIO MANAGEMENT TEAM

The following information applies to the Forward Total MarketPlus Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 22-23, 2015, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund, effective January 4, 2016: (i) changes to the Fund’s principal investment strategies and principal risks; (ii) a change to the benchmark index of the Fund; and (iii) a change to the Fund’s portfolio management team. Accordingly, effective January 4, 2016, the following changes shall be made:

Change to Principal Investment Strategies

The section titled “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses shall be replaced in its entirety to read as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities or exchange-traded funds listed on an exchange in the United States. The Fund may utilize various futures contracts and other financially linked derivatives and instruments in order to reduce or increase certain market exposures. The Fund may also hold cash or cash equivalents.

Forward Management, LLC (“Forward Management” or the “Advisor”) utilizes a top-down approach to portfolio construction by allocating the Fund’s assets to those sectors or industries within the U.S. equity market that are exhibiting the highest level of total return and/or attractive valuations. Next, the Advisor selects the optimal method for executing the desired allocation within the selected sector or industry (i.e., through investments in either equity securities or exchange-traded funds). In order to maintain a targeted level of volatility, the Advisor will then take a position using various futures contracts and other financially linked derivatives and instruments. Using this process, the Advisor will periodically rebalance the Fund’s portfolio, typically on a weekly basis, although rebalancing may occur more or less frequently.

Additionally, the following paragraph shall be added after the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

On January 4, 2016, the Advisor incorporated new principal investment strategies for the Fund as described above under “Principal Investment Strategies.” Performance figures shown below for periods prior to January 4, 2016 represent performance under the previous investment strategies for the Fund.

Change in Principal Risks

The following principal risk shall be added to the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Pursuant to the Fund’s revised principal investment strategies, the section titled “Principal Risks” in the Fund’s “Fund Summary” section in each of the prospectuses shall be revised to reflect that the Fund no longer considers the following risks to be principal risks: Commodity Sector, Debt Securities, Government-Sponsored Enterprises, Interest Rate, Liquidity Risk, Mortgage-Related and Other Asset-Backed Securities, Municipal Bonds, and Small and Medium Capitalization Stocks.

Change of Benchmark Index

The benchmark index for the Fund will be changed to the S&P 500 Index. Accordingly, the following paragraph shall be added after the second paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in each of the prospectuses:

Effective January 4, 2016, the S&P 500 Index replaced the Russell 3000 Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown for at least a one-year transition period. In the future, however, only the S&P 500 Index will be shown.

Additionally, the “Average Annual Total Returns” table in the Fund’s “Fund Summary” section of the No-Load Summary Prospectus and the No-Load Prospectus will be supplemented with the following information, for the period ended December 31, 2014:

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward Total MarketPlus Fund – Institutional Class (Inception: 8/24/92)
S&P 500 Index	13.69%	15.45%	7.67%	9.64%
Forward Total MarketPlus Fund – Investor Class (Inception: 6/24/98)
S&P 500 Index	13.69%	15.45%	7.67%	5.62%

In addition, the “Average Annual Total Returns” table in the Fund’s “Fund Summary” section of the Class Z Prospectus will be supplemented with the following information, for the period ended December 31, 2014:

	1 YEAR	5 YEARS	SINCE INCEPTION
S&P 500 Index	13.69%	15.45%	18.15%

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